Deferred Revenue - Classification of Deferred Revenue (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016
Revenue from Contract with Customer [Abstract]
Current portion	$ 39,180	$ 30,694	$ 20,164
Long term portion	1,881	1,352	$ 922
Deferred revenue	$ 41,061	$ 32,046		$ 21,086